Taxes on Income from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

The sources of income (loss) from continuing operations before income taxes were as follows:

	December 31,
	2012	2011

United States	$828,267	$(2,495,733)
Foreign	-	-

Income (loss) before income taxes	$828,267	$(2,495,733

Schedule of Loss Before Income Tax Domestic and Foreign [Table Text Block]

The components of the (benefit from) provision for income taxes are as follows:

	December 31,
	2012	2011
Current
Federal	$-	$-
State	-	-
	-	-

Deferred
Federal	372,064	(782,805)
State	54,715	(115,118)
	426,779	(897,923)

Provision for (benefit from) income taxes	$426,779	$(897,923)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The total income tax provision (benefit) from continuing operations differs from the amount computed by applying the statutory federal income tax rate of 34% to loss before taxes. The reasons for this difference for the years ended December 31, 2012 and 2011 are as follows:

	December 31,
	2012	2011

Computed expected tax benefit	$281,610	$(848,549)

Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact	41,413	(124,787)
Stock compensation adjustment	87,877	96,629
Other	15,879	(21,216)

Provision for (benefit from) income taxes	$426,779	$(897,923)

Schedule of Components of Deferred Income Taxes [Table Text Block]

The components of deferred income taxes for the years ended December 31, 2012 and 2011 are as follows:

	December 31, 2012		December 31, 2011
	Current	Long-Term	Current	Long-Term
Deferred tax assets
Reserves and accruals	$166,766	$-	$215,222	$-
Amortization	-	249,446	-	229,974
Capital losses	-	11,396	-	8,325
FAS 123R - Accrued NSO Expense	-	405,386	-	384,124
Net operating losses	-	1,008,850	-	534,830
	166,766	1,675,078	215,222	1,157,253
Less: Valuation Allowance	-	-	-	-

Total deferred tax assets	166,766	1,675,078	215,222	1,157,253

Deferred tax liabilities
Depreciation	-	(2,126,740)	-	(1,544,740)
Acquired intangible assets	(13,300)	-	(28,052)	-

Total deferred tax liabilities	(13,300)	(2,126,740)	(28,052)	(1,544,740)

Net deferred tax assets (liabilities)	$153,466	$(451,662)	$187,170	$(387,487)